Stock Options and Warrants (Details 2) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Warrants outstanding and exercisable
Warrant Outstanding (Beginning Balance)	750,040	554,000
Warrant Outstanding, Granted	250,000	750,000
Warrants Outstanding, Exercised	250,000
Warrants Outstanding, Canceled	40	553,960
Warrant Outstanding (Ending Balance)	750,000	750,040
Weighted Average Exercise Price (Beginning Balance)	$ 0.1500	$ 0.2711
Weighted Average Exercise Price, Granted	$ 0.1200	$ 0.1433
Weighted Average Exercise Price, Exercised	$ 0.0300	$ 0.0000
Weighted Average Exercise Price, Canceled	$ 126.7700	$ 0.2618
Weighted Average Exercise Price (Ending Balance)	$ 0.1733	$ 0.1500
Warrants, Outstanding and Exercisable	750,000	750,040
Weighted Average Exercise Price, Outstanding and Exercisable	$ 0.1733	$ 0.1500